Customer and Vendor Concentrations	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Risks and Uncertainties [Abstract]
Customer and Vendor Concentrations

Note 10 – Customer and Vendor Concentrations

Customer Concentration

During the three months ended September 30, 2017 and 2016, no customers represented 10% or more of the Company’s revenues. During the three months ended September 30, 2017 and 2016, 62% and 65% of the Company’s revenues, respectively, were originated in the United States, 19% and 24%, respectively, were originated in Europe and 13% and 8%, respectively, were originated in Hong Kong.

During the nine months ended September 30, 2017 and 2016, no customers represented 10% or more of the Company’s revenues. During the nine months ended September 30, 2017 and 2016, 67% and 65% of the Company’s revenues, respectively, were originated in the United States, 16% and 20% of the Company’s revenues, respectively, were originated in Europe and 12% and 13% of the Company’s revenues were originated in Hong Kong.

At September 30, 2017, no customers represented 10% or more of the Company’s accounts receivable. At December 31, 2016, two customers represented 10% or more of accounts receivable, accounting for 22% and 15% of the Company’s accounts receivable.

Vendor Concentration

During the three months ended September 30, 2017, three vendors represented 10% or more of purchases, accounting for 34%, 33% and 16% of the Company’s purchases. During the three months ended September 30, 2016, two vendors represented 10% or more of purchases, accounting for 62% and 15% of the Company’s purchases.

During the nine months ended September 30, 2017, two vendors represented 10% or more of purchases, accounting for 57% and 20% of the Company’s purchases. During the nine months ended September 30, 2016, one vendor represented 10% or more of purchases, accounting for 81% of the Company’s purchases.

At September 30, 2017 and December 31, 2016, one vendor represented 10% or more of accounts payable, accounting for 57% and 52% of accounts payable, respectively.

Note 14 – Customer and Vendor Concentrations

Customer Concentration

During the year ended December 31, 2016 and 2015, there were no customers that represented at least 10% of revenues. During the year ended December 31, 2016 and 2015, 64% and 58% of the Company’s revenues, respectively, were originated in the United States, 22% and 24% of the Company’s revenues, respectively, were originated in Europe and 12% and 18% of the Company’s revenues were originated in Hong Kong.

At December 31, 2016, two customers represented at least 10% of accounts receivable, accounting for 22% and 15% of the Company’s accounts receivable. At December 31, 2015, there were no customers that represented at least 10% of accounts receivable.

Vendor Concentration

During the year ended December 31, 2016 and 2015, one vendor represented at least 10% of purchases, accounting for 72% and 94% of the Company’s purchases, respectively.

At December 31, 2016, one vendor represented at least 10% of accounts payable, accounting for 52% of accounts payable. At December 31, 2015, one vendor represented at least 10% of accounts payable, accounting for 40%, of the Company’s accounts payable.